CURRENT ACCOUNTS, DEMAND DEPOSITS, TIME DEPOSITS AND SAVING ACCOUNTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Accounts Demand Deposits Time Deposits And Saving Accounts Details 1
Current Accounts	$ 2,473,283	$ 2,591,618
Other deposits and demand accounts	1,363,017	1,536,294
Advance payments received from customers	131,169	161,878
Other demand liabilities	174,198	163,401
Total	$ 4,141,667	$ 4,453,191	$ 981,349